NET INCOME PER SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
NET INCOME PER SHARE
NET INCOME PER SHARE

Basic net income per share is calculated by dividing net income attributable to Vantiv, Inc. by the weighted-average shares of Class A common stock outstanding during the period.

During the three months and nine months ended September 30, 2012, potentially dilutive securities include restricted stock awards and the warrant held by Fifth Third which allows for the purchase of Class C units of Vantiv Holding.

Potentially dilutive securities during the three months and nine months ended September 30, 2012 also include 83,919,136 and 59,156,604, respectively, of Class B units of Vantiv Holding which, pursuant to the Exchange Agreement are convertible into shares of Class A common stock. However, such securities have been excluded in computing diluted net income per share because including them on an "if-converted" basis would have an anti-dilutive effect.

During the three and nine months ended September 30, 2011, potentially dilutive securities consisted of phantom equity awards issued under the Phantom Equity Plan and the warrant held by Fifth Third. Phantom equity awards issued by and settled in units of Vantiv Holding had an anti-dilutive effect on the Company’s net income per share and were therefore excluded from the calculation of diluted net income per share. The warrant held by Fifth Third was out of the money and was therefore also excluded from the calculation of diluted net income per share. During the three and nine months ended September 30, 2011, the Exchange Agreement permitting the conversion of Class B units of Vantiv Holding to Class A common stock of the Company was not in place, therefore Class B units of Vantiv Holding were not considered in the calculation of diluted net income per share.

The shares of Class B common stock do not share in the earnings or losses of the Company and are therefore not participating securities. Accordingly, basic and diluted net income per share of Class B common stock has not been presented.

The weighted-average Class A common shares used in computing basic and diluted net income per share reflect the retrospective application of the stock split which occurred in connection with the IPO. The following table sets forth the computation of basic and diluted net income per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Basic:
Net income attributable to Vantiv, Inc. (in thousands)	$24,264	$11,648	$28,856	$20,527
Shares used in computing basic net income per share:
Weighted-average Class A common shares	122,959,429	89,515,617	112,953,425	89,515,617
Basic net income per share	$0.20	$0.13	$0.26	$0.23
Diluted:
Net income attributable to Vantiv, Inc. (in thousands)	$24,264	$11,648	$28,856	$20,527
Shares used in computing diluted net income per share:
Weighted-average Class A common shares	122,959,429	89,515,617	112,953,425	89,515,617
Restricted stock and phantom equity awards	2,191,494	—	1,047,307	—
Warrant	5,976,274	—	5,599,350	—
Diluted weighted-average shares outstanding	131,127,197	89,515,617	119,600,082	89,515,617
Diluted net income per share	$0.19	$0.13	$0.24	$0.23